Cost optimization program (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Cost optimization program	$ 8,964,000	$ 0
Termination of employment costs	23,226,000	10,948,000
Cost optimization program
Disclosure of attribution of expenses by nature to their function [line items]
Termination of employment costs	2,613,000
Cost of vacating leased premises	6,351,000
Impairment of right-of-use assets	2,232,000	0
Onerous contracts expense	2,181,000
Impairment loss recognised in profit or loss, property, plant and equipment	$ 1,938,000	$ 0